Note 10 - Derivative Liability (Details) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Details
Derivative Liability, Current	$ 1,562,718	$ 0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Change in Unrealized Gain (Loss)	$ 808,240	$ 604,553